Ethan Allen Global, Inc.
Ethan Allen Drive
Danbury, Connecticut 06811
(203) 743-8000

                                    March 8, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement on Form S-4 of Ethan Allen Global, Inc. and the Other Co-Registrants

Dear Sir or Madam:

           Pursuant to Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, Ethan Allen Global, Inc., a Delaware corporation, Ethan Allen Interiors Inc., a Delaware corporation, Ethan Allen Retail, Inc., a Delaware corporation, Ethan Allen Realty, LLC, a Delaware limited liability company, Ethan Allen Operations, Inc., a Delaware corporation, Manor House, Inc., a Delaware corporation, and Lake Avenue Associates, Inc. a Connecticut corporation, hereby request that the effectiveness of their Registration Statement on Form S-4 (Registration No. 333-131539) be accelerated so that it will become effective at 12:00 p.m., New York City time, on March 9, 2006, or as soon thereafter as practicable.

           In connection with this acceleration request, we hereby acknowledge that:

o	should the Commission or the staff, acting by delegated authority, declare the registration statement effective, it does not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action on the filing.

o	The action of the Commission or the staff, acting by delegated authority, in declaring the registration statement effective does not relieve us from our full responsibility for the adequacy and accuracy of the registration statement’s disclosures.

o	We may not assert the staff’s comments or the declaration of the registration statement’s effectiveness as a defense in any proceeding initiated by the Commission or any person under the United States federal securities laws.

Very truly yours,

ETHAN ALLEN GLOBAL, INC.
ETHAN ALLEN INTERIORS INC.
ETHAN ALLEN RETAIL, INC.
ETHAN ALLEN REALTY, LLC.
ETHAN ALLEN OPERATIONS, INC.
MANOR HOUSE, INC.
LAKE AVENUE ASSOCIATES, INC.

By:    /s/Pamela A. Banks
      Vice President, General Counsel &
Secretary